Variable Interest Entities - Carrying Amount of Assets and Liabilities with Maximum Exposure to Loss (Q1) (Details) - Cleco Power - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Oxbow's net assets/liabilities	$ 34,145	$ 34,145	$ 36,345
Oxbow
Variable Interest Entity [Line Items]
Cleco Power's 50% equity	17,072	17,072	18,172
Cleco Power's maximum exposure to loss	$ 17,072	$ 17,072	$ 18,172